Annual Total Returns - Prospectus Summary - Class A Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lord Abbett Multi-Asset Balanced Opportunity Fund
Prospectus [Line Items]
Annual Return [Percent]	12.93%	15.11%	11.90%	(16.17%)	10.52%	19.37%	20.16%	(8.76%)	10.49%	11.57%
Lord Abbett Multi-Asset Income Fund
Prospectus [Line Items]
Annual Return [Percent]	11.37%	9.95%	9.03%	(14.30%)	7.54%	13.81%	15.86%	(6.41%)	9.17%	9.28%
Lord Abbett Convertible Fund
Prospectus [Line Items]
Annual Return [Percent]	22.03%	13.74%	7.00%	(23.36%)	0.96%	63.95%	24.76%	(3.54%)	16.56%	12.46%
Lord Abbett Core Fixed Income Fund
Prospectus [Line Items]
Annual Return [Percent]	7.08%	2.00%	5.61%	(13.65%)	(0.89%)	7.92%	7.83%	(0.43%)	3.25%	2.71%
Lord Abbett Core Plus Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.39%	3.36%	7.03%	(13.97%)	0.59%	7.21%	9.86%	(0.93%)	4.64%	5.63%
Lord Abbett Floating Rate Fund
Prospectus [Line Items]
Annual Return [Percent]	6.05%	8.79%	12.64%	(1.84%)	5.13%	(1.70%)	7.34%	(0.23%)	3.86%	9.89%
Lord Abbett High Yield Fund
Prospectus [Line Items]
Annual Return [Percent]	7.40%	8.39%	10.46%	(13.75%)	6.15%	4.49%	15.07%	(5.15%)	8.50%	15.84%
Lord Abbett Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.27%	3.43%	8.66%	(15.48%)	1.30%	7.95%	12.92%	(2.69%)	6.93%	8.74%
Lord Abbett Inflation Focused Fund
Prospectus [Line Items]
Annual Return [Percent]	7.01%	4.90%	4.10%	(4.85%)	10.29%	5.93%	4.86%	(1.28%)	1.33%	4.96%
Lord Abbett Short Duration Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.50%	5.06%	5.54%	(3.78%)	0.07%	2.54%	4.66%	1.50%
Lord Abbett Short Duration Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.68%	5.35%	5.17%	(4.75%)	1.13%	2.95%	5.42%	1.23%	2.29%	4.01%
Lord Abbett Total Return Fund
Prospectus [Line Items]
Annual Return [Percent]	7.24%	2.56%	6.30%	(14.08%)	(0.11%)	7.36%	8.32%	(0.93%)	3.82%	4.05%